Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Indefinite-Lived Intangible Assets
Impairment of indefinite-lived intangible asset		$ 0.3
Intangible Assets Subject to Amortization
Estimated useful life of finite-lived intangible assets, high end of range (in years)	17
Intangible asset impairment charge related to customer relationships	0.2
Impairment of Long-Lived Assets
Impairment of long-lived assets	4.2	0.4	0.7
Impairment charges recorded in product cost of sales	3.9
Impairment charges recorded in research, development and engineering expenses	$ 0.3
Computer equipment and software
Property, plant and equipment
Estimated Useful Life (in years)	3
Furniture and fixtures
Property, plant and equipment
Estimated Useful Life (in years)	5
Automobiles
Property, plant and equipment
Estimated Useful Life (in years)	5
Machinery and equipment
Property, plant and equipment
Estimated Useful Life, low end of range (in years)	5
Estimated Useful Life, high end of range (in years)	7
Buildings
Property, plant and equipment
Estimated Useful Life, low end of range (in years)	10
Estimated Useful Life, high end of range (in years)	20